Document and Entity Information	12 Months Ended
Dec. 31, 2016
Document And Entity Information
Entity Registrant Name	China Internet Nationwide Financial Services, Inc.
Entity Central Index Key	0001687542
Document Type	F-1
Amendment Flag	false
Document Period End Date	Dec. 31, 2016